Share Capital and Other Equity Instruments - Summary of Weighted Average Inputs into Model and Resulting Grant Date Fair Values (Details)	6 Months Ended
	Jun. 30, 2023 yr $ / shares	Jun. 30, 2022 yr $ / shares
Disclosure of classes of share capital [abstract]
Expected dividend rate	0.00%	0.00%
Expected volatility of share price	117.20%	115.80%
Risk-free interest rate	3.54%	2.85%
Expected life in years | yr	6.8	6.8
Weighted average grant date incremental fair value | $ / shares	$ 4.65	$ 7.5